Warrants (Schedule of Warrant Activity) (Details)		12 Months Ended
		Dec. 31, 2019 CAD ($) shares $ / shares		Dec. 31, 2018 CAD ($) shares $ / shares
Number
Outstanding - Beginning of year | shares		1,474,477		1,498,052
Granted | shares		343,100		619,505
Exercised | shares	[1]	(139,877)		(626,875)
Expired | shares		(91,789)		(5,569)
Outstanding - End of year | shares		1,573,411		1,474,477
Weighted average exercise price
Outstanding - Beginning of year | $ / shares		$ 4.12		$ 2.26
Granted | $ / shares		6.39		6.65
Exercised | $ / shares		2.32		2.18
Expired | $ / shares		6.81		1.80
Outstanding - End of year | $ / shares		$ 4.63		$ 4.12
Warrants [Member]
Number
Outstanding - Beginning of year | shares		192,459		2,087,598
Granted | shares				134,766
Exercised | shares		(14,423)		(2,029,905)
Expired | shares		(43,269)
Outstanding - End of year | shares		134,766	[2]	192,459
Weighted average exercise price
Outstanding - Beginning of year | $ / shares		$ 5.84		$ 2.46
Granted | $ / shares				6.53
Exercised | $ / shares		4.22		2.41
Expired | $ / shares		4.22
Outstanding - End of year | $ / shares		$ 6.53		$ 5.84
Amount
Opening balance | $		$ 415,000		$ 674,000
Granted | $				332,000
Exercised | $		(21,000)		(591,000)
Expired | $		(62,000)
Closing balance | $		$ 332,000		$ 415,000

[1]	Of the 139,877 (2018 - 626,875) options exercised, 98,408 (2018 - 443,748) elected the cashless exercise, under which 63,727 shares (2018 - 297,626) were issued. These options would have otherwise been exercisable for proceeds of $229 (2018 - $975) on the exercise date.
[2]	The 134,766 warrants outstanding expired on February 15, 2020.